Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	VOLUMETRIC FUND INC
Central Index Key	0000792394
Amendment Flag	false
Document Creation Date	Aug. 22, 2013
Document Effective Date	Apr. 23, 2013
Prospectus Date	Apr. 22, 2013
Volumetric Fund | Volumetric Fund
Risk/Return:
Trading Symbol	VOLMX